Related Parties (Details) - Schedule of combined remuneration package, including employer taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of combined remuneration package, including employer taxes, amounted to the following [Abstract]
Number of management members and Executive Directors (in Shares)	4	4	4
Short-term employee benefits	$ 1,550	$ 1,545	$ 1,535
Post-employment benefits	54	52	23
Other employment costs	219	207	174
Total benefits	1,822	1,804	1,732
IFRS share-based compensation expense	$ 863	$ 982	$ 596
Number of warrants offered (in Shares)	2,200,000	2,200,000	1,183,000
Cumulative outstanding warrants (in Shares)	8,088,000	5,888,000	3,688,000
Exercisable warrants (in Shares)	3,618,642	1,282,238	1,036,250